Equity (Policies)	12 Months Ended
Dec. 31, 2024
Equity
Equity

Accounting policy:

The distribution of interest on equity and dividends is calculated based on corporate legislation and the Company's Bylaws and Profit Allocation Policy.

For the purposes of presenting the financial statements, interest on equity is shown as an allocation of profit directly in equity.